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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [_] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard
          Singapore, 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chia Yue Joo Lena
Title:  Managing Director,
        Legal & Regulations
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

 /s/ Chia Yue Joo Lena              Singapore               July 11, 2008
------------------------  ---------------------------    -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               16
Form 13F Information Table Entry Total:          12
Form 13F Information Table Value Total:   4,999,903
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ---------------------------------------------------

1    28-13101              Clover Investments (Mauritius) Pte Ltd

2    28-13091              Amberwood Investments (Mauritius) Pte Ltd

3    28-13094              Faber Investments (Mauritius) Pte Ltd

4    28-13105              Henderson Investments (Mauritius) Pte Ltd

5    28-13097              Springwood Investments (Mauritius) Pte Ltd

6    28-13093              Tomlinson Investments (Mauritius) Pte Ltd

7    28-13099              Centaura Investments (Mauritius) Pte Ltd

8    28-13098              Cairnhill Investments (Mauritius) Pte Ltd

9    28-13092              Crescent Investments (Mauritius) Pte Ltd

10   28-13089              Allamanda Investments Pte Ltd

                                      2

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  11  28-13095  Seletar Investments Pte Ltd

  12  28-13090  Temasek Capital (Private) Limited

  13  28-13103  Fullerton Management Pte Ltd

  14  28-13102  Fullerton Financial Holdings Pte Ltd

  15  28-13096  Baytree Investments (Mauritius) Pte Ltd

  16  28-13100  Charlton Investments (Mauritius) Pte Ltd

                                      3

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                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
--------           -------- --------- --------- ------------------- -------------- ----------- ----------------------
                                                                                                  VOTING AUTHORITY
NAME OF            TITLE OF            VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER     ----------------------
ISSUER              CLASS    CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION    MANAGERS      SOLE    SHARED NONE
-------            -------- --------- --------- ---------- --- ---- -------------- ----------- ---------- ------ ----
Blackstone         COM UNIT
  Group L P          LTD    09253U108    23,820  1,500,000 SH       Shared-defined              1,500,000
Cyclacel
  Pharmaceuticals
  Inc                COM    23254L108     1,131    379,500 SH       Shared-defined                379,500
Equinix Inc        COM NEW  29444U502   285,907  4,300,000 SH       Shared-defined              4,300,000
Global Crossing
  Ltd              SHS NEW  G3921A175   718,223 47,376,161 SH       Shared-defined             47,376,161
Home Inns &
  Hotels Mgmt
  Inc              SPON ADR 43713W107       807     41,000 SH       Shared-defined                 41,000
ICICI Bk Ltd         ADR    45104G104   138,763  3,633,482 SH       Shared-defined  10, 13, 14  3,633,482
Merrill Lynch                                                                      1, 2, 3, 4,
  & Co Inc                                                                         5, 6, 7, 8,
                     COM    590188108 3,542,326 86,949,594 SH       Shared-defined   9, 13, 16 86,949,594
Mylan Inc            COM    628530107    99,573  8,583,889 SH       Shared-defined  11, 12, 15  8,583,889
Opko Health
  Inc                COM    68375N103     6,949  3,373,200 SH       Shared-defined              3,373,200
SPDR TR            UNIT SER
                      1     78462F103    51,724    391,936 SH       Shared-defined                391,936
Vical Inc            COM    925602104    17,530  4,980,079 SH       Shared-defined              4,980,079
Yingli Green
  Energy Hldg
  Co                 ADR    98584B103   113,150  6,616,959 SH       Shared-defined  11, 12, 15  6,616,959

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